Note 11 - Equity Compensation - Assumptions (Details) - Sky Incentive Units [Member] - Sky Harbour LLC and Subsidiaries (Sky) [Member]	1 Months Ended
May 31, 2021 USD ($)
Equity value	$ 62,287,970
Term (Year)	5 years
Risk-free interest rate	0.84%
Volatility	57.00%